Convergence Long/Short Equity Fund
Schedule of Investments
August 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS* - 122.24%
Administrative and Support Services - 0.89%
ASGN, Inc. (a)	1,899	$136,291
CoreLogic, Inc.	2,083	138,311
		274,602
Ambulatory Health Care Services - 0.99%
Laboratory Corp. of America Holdings (a)	1,738	305,454

Building Material and Garden Equipment and Supplies Dealers - 4.68%
Home Depot, Inc.	3,307	942,627
Lowe's Companies, Inc.	3,045	501,481
		1,444,108
Chemical Manufacturing - 10.47%
AbbVie, Inc.	3,142	300,909
Alexion Pharmaceuticals, Inc. (a)	2,765	315,819
Amgen, Inc.	1,169	296,131
Biogen, Inc. (a)	1,051	302,311
Gilead Sciences, Inc.	4,533	302,578
Johnson & Johnson	1,926	295,468
Merck & Co, Inc.	3,454	294,522
Mylan NV (a)(c)	17,946	293,955
Procter & Gamble Co.	2,547	352,326
Quidel Corp. (a)	1,429	251,447
Sealed Air Corp.	2,778	109,175
Sherwin-Williams Co.	171	114,749
		3,229,390
Computer and Electronic Product Manufacturing - 17.47%
Alphabet, Inc. - Class A (a)	316	514,931
Alphabet, Inc. - Class C (a)	315	514,767
AMETEK, Inc.	1,746	175,822
Amkor Technology, Inc. (a)	29,906	364,704
Apple, Inc. (b)	9,436	1,217,622
Cisco Systems, Inc. (b)	15,261	644,319
Fortinet, Inc. (a)	3,263	430,732
Intel Corp.	8,356	425,738
Jabil, Inc.	9,633	328,967
Teradata Corp. (a)	17,068	415,606
Texas Instruments, Inc.	2,492	354,238
		5,387,446

Construction of Buildings - 2.99%
Avantor, Inc. (a)	13,454	303,656
Frontdoor, Inc. (a)	2,564	111,713
Meritage Homes Corp. (a)	1,632	156,721
PulteGroup, Inc.	3,940	175,685
TRI Pointe Group, Inc. (a)	10,235	172,767
		920,542
Credit Intermediation and Related Activities - 4.92%
Bank of America Corp.	14,633	376,654
Citigroup, Inc.	5,393	275,690
JPMorgan Chase & Co.	3,183	318,905
KeyCorp	5,931	73,070
OneMain Holdings, Inc.	10,793	313,860
Wells Fargo & Co.	6,535	157,820
		1,515,999
Electrical Equipment, Appliance, and Component Manufacturing - 2.37%
Rockwell Automation, Inc.	775	178,661
Synaptics, Inc. (a)	4,372	373,063
Whirlpool Corp.	1,009	179,319
		731,043
Electronics and Appliance Stores - 1.13%
Best Buy Company, Inc.	3,155	349,921

Food and Beverage Stores - 1.18%
Kroger Co.	10,197	363,829

Food Manufacturing - 3.64%
B&G Foods, Inc.	9,831	306,137
General Mills, Inc.	4,545	290,653
Hain Celestial Group, Inc. (a)	9,046	296,619
Tyson Foods, Inc. - Class A	3,629	227,901
		1,121,310
Food Services and Drinking Places - 0.59%
Domino's Pizza, Inc.	232	94,879
Papa John's International, Inc.	897	88,166
		183,045
General Merchandise Stores - 2.54%
Target Corp.	2,499	377,874
Wal-Mart, Inc.	2,913	404,470
		782,344
Health and Personal Care Stores - 0.98%
CVS Health Corp.	4,841	300,723

Hospitals - 2.11%
HCA Healthcare, Inc.	2,407	326,677
Tenet Healthcare Corp. (a)	11,481	323,535
		650,212
Insurance Carriers and Related Activities - 4.45%
Allstate Corp.	2,037	189,441
Arch Capital Group Ltd. (a)(c)	5,774	182,112
Humana, Inc.	761	315,944
MetLife, Inc.	4,124	158,609
MGIC Investment Corp.	9,415	86,336
Principal Financial Group, Inc.	4,233	178,252
Prudential Financial, Inc.	2,680	181,624
Radian Group, Inc.	5,244	80,967
		1,373,285
Machinery Manufacturing - 0.55%
iRobot Corp. (a)	2,276	168,492

Merchant Wholesalers, Durable Goods - 3.02%
Arrow Electronics, Inc. (a)	5,084	399,400
Avnet, Inc.	12,636	347,616
Builders FirstSource, Inc. (a)	6,048	185,190
		932,206
Merchant Wholesalers, Nondurable Goods - 3.61%
AmerisourceBergen Corp.	3,276	317,870
Cardinal Health, Inc.	6,295	319,534
McKesson Corp.	2,093	321,150
World Fuel Services Corp.	5,904	155,866
		1,114,420
Mining (except Oil and Gas) - 0.40%
Southern Copper Corp.	2,534	121,885

Miscellaneous Manufacturing - 0.59%
3M Co.	1,121	182,745

Motion Picture and Sound Recording Industries - 1.90%
Take-Two Interactive Software, Inc. (a)	3,413	584,272

Motor Vehicle and Parts Dealers - 1.11%
Asbury Automotive Group, Inc. (a)	3,237	342,442

Nonstore Retailers - 4.58%
Amazon.com, Inc. (a)	358	1,235,444
WW Grainger, Inc.	484	176,868
		1,412,312
Other Information Services - 2.00%
Chegg, Inc. (a)	1,117	82,368
Facebook, Inc. - Class A (a)	1,824	534,796
		617,164

Paper Manufacturing - 1.89%
Boise Cascade Co.	2,493	114,179
International Paper Co.	3,136	113,743
Kimberly-Clark Corp.	2,258	356,222
		584,144
Performing Arts, Spectator Sports, and Related Industries - 3.53%
Activision Blizzard, Inc.	6,556	547,557
Electronic Arts, Inc. (a)	3,872	540,028
		1,087,585
Pipeline Transportation - 0.51%
Williams Cos., Inc.	7,644	158,689

Primary Metal Manufacturing - 0.38%
Nucor Corp.	2,558	116,287

Professional, Scientific, and Technical Services - 6.00%
Insperity, Inc.	1,881	126,723
International Business Machines Corp.	3,563	439,354
Syneos Health, Inc. (a)	4,772	301,113
Timken Co.	3,386	183,488
Virtu Financial, Inc. - Class A	13,664	352,941
VMware, Inc. - Class A (a)(b)	3,091	446,463
		1,850,082
Publishing Industries (except Internet) - 12.88%
Adobe Systems, Inc. (a)	833	427,654
Autodesk, Inc. (a)	1,739	427,272
Cadence Design Systems, Inc. (a)	3,944	437,429
Citrix Systems, Inc.	3,081	447,361
Dropbox, Inc. - Class A (a)	21,766	460,786
Microsoft Corp. (b)	2,143	483,311
NortonLifeLock, Inc.	17,890	420,773
Oracle Corp.	7,433	425,316
SPS Commerce, Inc. (a)	5,524	441,257
		3,971,159
Real Estate - 0.69%
CBRE Group, Inc. - Class A (a)	2,416	113,624
Jones Lang LaSalle, Inc.	953	98,197
		211,821
Rental and Leasing Services - 0.57%
United Rentals, Inc. (a)	990	175,280

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.15%
Artisan Partners Asset Management, Inc. - Class A	8,031	310,880
Interactive Brokers Group, Inc.	5,989	317,537
S&P Global, Inc.	907	332,343
Stifel Financial Corp.	6,263	317,597
		1,278,357
Specialty Trade Contractors - 0.57%
Quanta Services, Inc.	3,455	177,069

Support Activities for Mining - 0.46%
Halliburton Co.	8,792	142,255

Support Activities for Transportation - 0.89%
CH Robinson Worldwide, Inc.	1,634	160,623
Hub Group, Inc. - Class A (a)	2,122	114,248
		274,871
Telecommunications - 2.48%
AT&T, Inc.	25,643	764,418

Transportation Equipment Manufacturing - 3.61%
Ford Motor Co. (a)	38,042	259,447
Lockheed Martin Corp.	470	183,422
Navistar International Corp. (a)	5,741	183,597
Polaris Industries, Inc.	1,732	175,001
Tesla, Inc. (a)	625	311,450
		1,112,917
Truck Transportation - 1.02%
J.B. Hunt Transport Services, Inc.	1,084	152,345
Landstar System, Inc.	1,200	159,708
		312,053
Utilities - 1.87%
Entergy Corp.	973	96,463
MDU Resources Group, Inc.	5,465	129,083
NRG Energy, Inc.	2,745	94,455
Southwest Gas Holdings, Inc.	2,075	130,456
Vistra Corp.	6,568	126,303
		576,760
Wood Product Manufacturing - 1.58%
Louisiana-Pacific Corp.	3,577	117,826
Masonite International Corp. (a)(c)	2,003	182,854
UFP Industries, Inc.	3,094	183,629
		484,309
TOTAL COMMON STOCKS (Cost $31,512,138)		37,687,247

REAL ESTATE INVESTMENT TRUSTS* - 2.35%
Forestry and Logging - 0.32%
Weyerhaeuser Co.	3,233	97,992

Real Estate - 1.69%
Alexandria Real Estate Equities, Inc.	589	99,176
Duke Realty Corp.	2,582	99,536
Equity Lifestyle Properties, Inc.	1,621	107,456
Mid-America Apartment Communities, Inc.	927	108,570
QTS Realty Trust, Inc. - Class A	1,545	104,782
		519,520
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.34%
Americold Realty Trust	2,753	105,578

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $668,464)		723,090

Total Investments (Cost $32,180,602) - 124.59%		38,410,337
Liabilities in Excess of Other Assets - (24.59)%		(7,580,052)
TOTAL NET ASSETS - 100.00%		$30,830,285

Percentages are stated as a percent of net assets.

* Unless otherwise noted, all of a portion of these securities, totaling $35,569,583 are pledged as collateral for securities sold short.

(a)	Non-income producing security.
(b)	This security is not pledged as collateral for securities sold short.
(c)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze vennootschap is a Dutch term for publicly traded companies.

Convergence Long/Short Equity Fund
Schedule of Securities Sold Short
August 31, 2020 (Unaudited)

SECURITIES SOLD SHORT - (51.89)%	Shares	Value
COMMON STOCKS (49.05)%
Accommodation - (0.32)%
Extended Stay America, Inc.	(4,014)	$(50,135)
MGM Resorts International	(2,155)	(48,488)
		(98,623)
Administrative and Support Services - (1.89)%
ADT, Inc.	(3,699)	(39,394)
Cardlytics, Inc.	(1,753)	(132,965)
Expedia Group, Inc.	(1,942)	(190,607)
Global Payments, Inc.	(997)	(176,091)
US Ecology, Inc.	(1,154)	(42,848)
		(581,905)
Air Transportation - (0.46)%
Allegiant Travel Co.	(673)	(86,548)
American Airlines Group, Inc.	(4,139)	(54,014)
		(140,562)
Ambulatory Health Care Services - (1.11)%
Change Healthcare, Inc.	(7,616)	(107,766)
Guardant Health, Inc.	(1,064)	(101,612)
iRhythm Technologies, Inc.	(470)	(103,485)
Y-mAbs Therapeutics, Inc.	(709)	(30,508)
		(343,371)
Apparel Manufacturing - (0.13)%
Under Armour, Inc. - Class C	(4,590)	(40,622)

Beverage and Tobacco Product Manufacturing - (0.28)%
Keurig Dr Pepper, Inc.	(2,930)	(87,402)

Broadcasting (except Internet) - (1.47)%
Liberty Media Corp. Formula One - Class C	(3,662)	(142,745)
Nexstar Media Group, Inc. - Class A	(1,533)	(147,183)
Roku, Inc.	(934)	(162,030)
		(451,958)

Chemical Manufacturing - (5.11)%
Adverum Biotechnologies, Inc.	(4,456)	(54,363)
Albemarle Corp.	(590)	(53,696)
Apellis Pharmaceuticals, Inc.	(1,169)	(36,040)
Arena Pharmaceuticals, Inc.	(958)	(66,888)
Blueprint Medicines Corp.	(881)	(68,216)
Cabot Microelectronics Corp.	(868)	(132,188)
Coty, Inc. - Class A	(36,825)	(131,834)
Deciphera Pharmaceuticals, Inc.	(976)	(43,930)
DuPont de Nemours, Inc.	(937)	(52,247)
Energizer Holdings, Inc.	(3,015)	(139,565)
Fate Therapeutics, Inc.	(1,357)	(49,395)
Global Blood Therapeutics, Inc.	(1,004)	(63,031)
INSMED, Inc.	(1,600)	(45,104)
Iovance Biotherapeutics, Inc.	(2,286)	(76,192)
Linde PLC (a)	(242)	(60,437)
Mirati Therapeutics, Inc.	(653)	(97,539)
Mosaic Co.	(3,012)	(54,909)
MyoKardia, Inc.	(847)	(92,696)
Olin Corp.	(4,849)	(54,551)
Sage Therapeutics, Inc.	(825)	(43,263)
Turning Point Therapeutics, Inc.	(665)	(51,990)
Twist Bioscience Corp.	(742)	(51,888)
Zogenix, Inc.	(2,351)	(55,648)
		(1,575,610)
Clothing and Clothing Accessories Stores - (1.68)%
Foot Locker, Inc.	(5,435)	(164,843)
Nordstrom, Inc.	(11,229)	(179,664)
Gap, Inc.	(9,957)	(173,152)
		(517,659)
Computer and Electronic Product Manufacturing - (3.25)%
Coherent, Inc.	(2,179)	(245,485)
Cree, Inc.	(2,353)	(148,474)
Cubic Corp.	(1,213)	(57,108)
L3Harris Technologies, Inc.	(298)	(53,861)
Onto Innovation, Inc.	(4,025)	(125,741)
Universal Display Corp.	(755)	(132,503)
ViaSat, Inc.	(5,973)	(237,486)
		(1,000,658)

Credit Intermediation and Related Activities - (1.66)%
Ameris Bancorp	(2,439)	(59,804)
Comerica, Inc.	(1,382)	(54,630)
First Financial Bancorp	(3,194)	(43,822)
Fulton Financial Corp.	(5,460)	(53,399)
Independent Bank Group, Inc.	(1,302)	(60,543)
Pacific Premier Bancorp, Inc.	(2,784)	(62,891)
Sterling Bancorp	(5,213)	(60,836)
Synovus Financial Corp.	(2,952)	(64,559)
WSFS Financial Corp.	(1,716)	(50,279)
		(510,763)
Data Processing, Hosting and Related Services - (1.08)%
Fiserv, Inc.	(1,493)	(148,673)
Yext, Inc.	(9,356)	(185,810)
		(334,483)
Electrical Equipment, Appliance, and Component Manufacturing - (0.64)%
Plug Power, Inc.	(5,435)	(70,546)
Vivint Solar, Inc.	(1,883)	(58,147)
Woodward, Inc.	(791)	(67,780)
		(196,473)
Food and Beverage Stores - (0.36)%
Grocery Outlet Holding Corp.	(2,668)	(109,735)

Food Manufacturing - (1.35)%
Archer-Daniels-Midland Co.	(2,256)	(100,979)
Beyond Meat, Inc.	(622)	(84,499)
Freshpet, Inc.	(1,097)	(124,619)
Simply Good Foods Co.	(4,397)	(109,265)
		(419,362)
Food Services and Drinking Places - (0.16)%
Darden Restaurants, Inc.	(554)	(48,015)

Funds, Trusts, and Other Financial Vehicles - (0.50)%
Carlyle Group, Inc.	(3,836)	(99,007)
Renaissancere Holdings Ltd. (a)	(293)	(53,836)
		(152,843)
General Merchandise Stores - (1.67)%
Five Below, Inc.	(1,495)	(163,628)
Kohl's Corp.	(8,257)	(176,369)
Macy's, Inc.	(25,246)	(175,965)
		(515,962)
Insurance Carriers and Related Activities - (0.67)%
American Equity Investment Life Holding Co.	(2,178)	(52,076)
Assured Guaranty Ltd. (a)	(2,392)	(51,308)
Athene Holding, Ltd. - Class A (a)	(1,409)	(51,513)
eHealth, Inc.	(842)	(53,147)
		(208,044)
Leather and Allied Product Manufacturing - (0.15)%
Tapestry, Inc.	(3,063)	(45,118)

Machinery Manufacturing - (1.35)%
Altra Industrial Motion Corp.	(1,634)	(63,808)
Glaukos Corp.	(2,202)	(105,322)
II-VI, Inc.	(5,518)	(245,551)
		(414,681)
Management of Companies and Enterprises - (0.20)%
Umpqua Holdings Corp.	(5,489)	(61,916)
		(61,916)
Merchant Wholesalers, Durable Goods - (0.69)%
Copart, Inc.	(452)	(46,701)
Silk Road Medical, Inc.	(1,707)	(104,093)
Sunrun, Inc.	(1,086)	(61,419)
		(212,213)
Merchant Wholesalers, Nondurable Goods - (1.06)%
Allakos, Inc.	(857)	(76,770)
Arrowhead Pharmaceuticals, Inc.	(1,705)	(72,019)
Capri Holdings Ltd. (a)	(2,482)	(39,315)
Eidos Therapeutics, Inc.	(764)	(33,066)
Sysco Corp.	(1,773)	(106,628)
		(327,798)
Mining (except Oil and Gas) - (0.35)%
Freeport-McMoRan, Inc.	(3,152)	(49,203)
Novagold Resources, Inc. (a)	(5,464)	(57,864)
		(107,067)
Miscellaneous Manufacturing - (1.62)%
AtriCure, Inc.	(2,233)	(99,882)
Cardiovascular Systems, Inc.	(3,126)	(102,125)
Hasbro, Inc.	(524)	(41,365)
Inspire Medical Systems, Inc.	(887)	(105,952)
Peloton Interactive, Inc. - Class A	(553)	(42,398)
Shockwave Medical, Inc.	(1,695)	(107,700)
		(499,422)
Miscellaneous Store Retailers - (0.34)%
KKR & Co, Inc.	(2,931)	(104,988)

Motion Picture and Sound Recording Industries - (0.97)%
Cinemark Holdings, Inc.	(9,937)	(145,577)
World Wrestling Entertainment, Inc. - Class A	(3,449)	(151,997)
		(297,574)
Oil and Gas Extraction - (0.23)%
WPX Energy, Inc.	(13,004)	(72,302)

Other Information Services - (0.65)%
CoStar Group, Inc.	(50)	(42,430)
Pinterest, Inc. - Class A	(4,291)	(157,866)
		(200,296)
Performing Arts, Spectator Sports, and Related Industries - (0.68)%
Live Nation Entertainment, Inc.	(2,683)	(152,394)
Scientific Games Corp.	(2,727)	(56,408)
		(208,802)

Primary Metal Manufacturing - (0.97)%
United States Steel Corp.	(6,827)	(53,455)
Viavi Solutions, Inc.	(18,504)	(246,751)
		(300,206)
Professional, Scientific, and Technical Services - (3.28)%
Anaplan, Inc.	(2,684)	(164,395)
Biohaven Pharmaceutical Holding Co. Ltd. (a)	(874)	(55,402)
Epizyme, Inc.	(4,249)	(55,237)
H&R Block, Inc.	(3,182)	(46,139)
Nutanix, Inc. - Class A	(6,049)	(173,667)
Pluralsight, Inc. - Class A	(8,236)	(157,637)
Rapid7, Inc.	(2,765)	(178,537)
Reata Pharmaceuticals, Inc. - Class A	(450)	(47,228)
Sabre Corp.	(18,851)	(131,768)
		(1,010,010)
Publishing Industries (except Internet) - (2.73)%
Medallia, Inc.	(5,069)	(183,448)
PagerDuty, Inc.	(5,226)	(170,733)
PROS Holdings, Inc.	(3,559)	(138,801)
Q2 Holdings, Inc.	(1,847)	(179,695)
Varonis Systems, Inc.	(1,379)	(170,348)
		(843,025)
Real Estate - (0.15)%
Howard Hughes Corp.	(762)	(45,042)

Religious, Grantmaking, Civic, Professional, and Similar Organizations - (0.32)%
HealthEquity, Inc.	(1,729)	(99,383)

Rental and Leasing Services - (0.36)%
Air Lease Corp.	(1,750)	(54,390)
GATX Corp.	(880)	(58,854)
		(113,244)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (1.75)%
Apollo Global Management, Inc.	(2,333)	(109,348)
Brighthouse Financial, Inc.	(1,691)	(51,339)
CommScope Holding Company, Inc.	(23,794)	(245,079)
Virgin Galactic Holdings, Inc.	(3,436)	(61,504)
WillScot Mobile Mini Holdings Corp.	(3,982)	(71,278)
		(538,548)
Support Activities for Mining - (0.46)%
Diamondback Energy, Inc.	(1,926)	(75,037)
Noble Energy, Inc.	(6,751)	(67,172)
		(142,209)
Telecommunications - (2.41)%
8x8, Inc.	(8,778)	(148,172)
GCI Liberty, Inc. - Class A	(1,606)	(129,733)
T-Mobile US, Inc.	(1,147)	(133,832)
Twilio, Inc. - Class A	(672)	(181,279)
ViacomCBS, Inc. - Class B	(5,422)	(151,003)
		(744,019)

Transit and Ground Passenger Transportation - (0.55)%
Lyft, Inc. - Class A	(2,690)	(79,812)
Uber Technologies, Inc.	(2,642)	(88,851)
		(168,663)
Transportation Equipment Manufacturing - (1.47)%
Boeing Co.	(296)	(50,859)
Fox Factory Holding Corp.	(1,070)	(107,867)
Harley-Davidson, Inc.	(3,890)	(107,792)
Spirit AeroSystems Holdings, Inc. - Class A	(2,812)	(57,815)
TransDigm Group, Inc.	(129)	(64,457)
Westinghouse Air Brake Technologies Corp.	(980)	(65,219)
		(454,009)
Utilities - (2.36)%
ALLETE, Inc.	(1,296)	(69,932)
Antero Midstream Corp.	(10,361)	(70,144)
Edison International	(819)	(42,981)
First Solar, Inc.	(2,200)	(168,497)
New Jersey Resources Corp.	(2,604)	(78,485)
ONEOK, Inc.	(2,161)	(59,384)
Sempra Energy	(604)	(74,685)
South Jersey Industries, Inc.	(4,075)	(90,261)
Sunnova Energy International, Inc.	(3,092)	(73,343)
		(727,712)
Water Transportation - (0.16)%
Norwegian Cruise Line Holdings Ltd. (a)	(2,937)	(50,252)
TOTAL COMMON STOCKS (Proceeds $14,171,827)		(15,122,549)

REAL ESTATE INVESTMENT TRUSTS (2.84)%
Accommodation - (0.29)%
Park Hotels & Resorts, Inc.	(4,724)	(44,831)
Sunstone Hotel Investors, Inc.	(5,161)	(42,991)
		(87,822)
Credit Intermediation and Related Activities - (0.29)%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(2,139)	(90,822)

Funds, Trusts, and Other Financial Vehicles - (0.15)%
Spirit Realty Capital, Inc.	(1,299)	(46,127)

Real Estate - (2.11)%
AGNC Investment Corp.		(7,564)	(106,728)
Apple Hospitality REIT, Inc.		(4,617)	(46,955)
Chimera Investment Corp.		(11,504)	(102,271)
EPR Properties		(1,060)	(34,249)
Healthpeak Properties, Inc.		(1,799)	(49,725)
Pebblebrook Hotel Trust		(3,397)	(42,870)
Rexford Industrial Realty, Inc.		(933)	(44,765)
Ryman Hospitality Properties, Inc.		(1,084)	(41,365)
Simon Property Group, Inc.		(636)	(43,153)
Two Harbors Investment Corp.		(18,192)	(99,146)
UDR, Inc.		(1,172)	(40,797)
			(652,024)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $900,233)			(876,795)
Total Securities Sold Short (Proceeds $15,072,060)			$(15,999,344)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security shall be valued at, (i) the mean between the most recent quoted bid and asked prices on such day or (ii) the last sales price on the Composite
Market. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by a pricing service (“Pricing Service.”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service.
Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity. In the absence of available quotations, the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations.
This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2020 in valuing the Funds' investments carried at fair value:

Convergence Long/Short Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$37,687,247	$-	$-	$37,687,247
Real Estate Investment Trusts	723,090	-	-	723,090
Total Assets	$38,410,337	$-	$-	$38,410,337

Liabilities:
Securities Sold Short
Common Stocks*	$(15,122,549)	$-	$-	$(15,122,549)
Real Estate Investment Trusts	(876,795)	-	-	(876,795)
Total Securities Sold Short	$(15,999,344)	$-	$-	$(15,999,344)

Total Liabilities	$(15,999,344)	$-	$-	$(15,999,344)

Convergence Market Neutral Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$22,335,265	$-	$-	$22,335,265
Real Estate Investment Trusts	1,320,560	-	-	1,320,560
Short-Term Investments	146,640	-	-	146,640
Total Assets	$23,802,465	$-	$-	$23,802,465

Liabilities:
Securities Sold Short
Common Stocks*	$(14,994,277)	$-	$-	$(14,994,277)
Real Estate Investment Trusts	(1,516,861)	-	-	(1,516,861)
Total Securities Sold Short	$(16,511,138)	$-	$-	$(16,511,138)
Total Liabilities	$(16,511,138)	$-	$-	$(16,511,138)

*For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund's did not hold any investments during the period ended August 31, 2020 with significant unobservable inputs which would be classified as Level 3.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2020.